TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2002 AND 2001

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS
================================================================================

                                                                            Page

Accountant's Report                                                            1

Financial Statements

     Statements of Assets and Liabilities                                      2

     Schedules of Investments in Municipal Obligations                         3

     Statements of Operations                                                  6

     Statements of Changes in Net Assets                                       7

     Notes to Financial Statements                                             8

Supplementary Information                                                     11

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2002 and 2001, and the related statements of operations and changes in net assets for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or review the accompanying financial statements and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to Tridan Corp.

New York, New York
December 6, 2002

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

(Unaudited)

                                                             OCTOBER 31,

                                                        2002             2001
                                                     -----------     -----------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $33,843,758 and $31,680,135, respectively)        $36,836,128     $34,249,021

Cash and cash equivalents                              2,635,891       4,852,654

Accrued interest receivable                              572,675         547,585

Prepaid expenses                                           2,212           2,012
                                                     -----------     -----------

                                                      40,046,906      39,651,272
                                                     -----------     -----------

LIABILITIES

Accrued liabilities                                       53,683          48,042

Common stock redemption payable                           26,602          20,713
                                                     -----------     -----------

                                                          80,285          68,755
                                                     -----------     -----------

Contingency

NET ASSETS

Net assets (equivalent to $12.79 and $12.65
   per share based on 3,125,658.4792
   and 3,129,515.6929 shares of common stock
   outstanding, respectively                         $39,966,621     $39,582,517
                                                     ===========     ===========

================================================================================

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)

                                                                                   OCTOBER 31,

                                                                  2002                                        2001
                                               ----------------------------------------     ----------------------------------------
                                                Principal      Amortized       Market        Principal      Amortized       Market
                                                  Amount          Cost         Value           Amount          Cost          Value
                                               ----------     ----------     ----------     ----------     ----------     ----------
City of New York
   General Purpose Unlimited Tax
   6.750% due February 1, 2009                 $1,000,000     $1,104,145     $1,184,340     $1,000,000     $1,118,105     $1,176,910

City of New York
   Ref. Unlimited Tax
   6-3/4% due August 15, 2003                     500,000        507,815        519,450        500,000        517,350        538,540
   5.750% due August 1, 2002                           --             --             --        985,000        983,442      1,010,817

Cleveland Hill Union Free
   School District
   5.500% due October 15, 2011                  1,480,000      1,508,230      1,668,878      1,480,000      1,510,646      1,637,664

Massachusetts Industrial
   Finance Agency
   5.300% due November 1, 2010                    500,000        500,000        500,000        500,000        500,000        511,375

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.750% due July 1, 2008                      1,000,000        979,692      1,148,190      1,000,000        976,782      1,114,780

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000% due June 1, 2010                        900,000        905,377      1,047,976        900,000        905,925      1,047,084

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.200% due February 15, 2011                 1,070,000      1,066,520      1,269,587      1,070,000      1,066,208      1,255,902

Triborough Bridge or Tunnel Authority
   N.Y. General Purpose Revs
   5.500% due January 01, 2017                  1,000,000      1,023,583      1,138,840             --             --             --

N.Y.C. Municipal Water
   Fin. Auth
   6.000% due June 24, 2009                     2,000,000      2,152,124      2,314,520      2,000,000      2,171,322      2,287,280

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2% due May 15, 2011                        590,000        580,610        731,113        590,000        579,857        730,846

================================================================================

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)

                                                                                 OCTOBER 31,

                                                               2002                                        2001
                                             ----------------------------------------     ----------------------------------------
                                              Principal     Amortized        Market        Principal     Amortized         Market
                                                Amount         Cost          Value           Amount          Cost          Value
                                             ----------     ----------     ----------     ----------     ----------     ----------
NYC Tr. FA Rev
   5.000% due May 1, 2006                    $1,250,000     $1,303,209     $1,353,350     $1,250,000     $1,317,205     $1,344,525

N.Y.S. Dormitory Authority
   Revs. City University System
   6.250% due July 1, 2005                      500,000        515,310        553,855        500,000        520,552        557,125

N.Y.S. Dormitory Authority
   Pace University
   6.500% due July 1, 2009                    1,000,000      1,086,968      1,187,850      1,000,000      1,097,732      1,177,310

Nassau County Interim
   Fin. Auth., N.Y
   5.750% due November 15, 2013               1,100,000      1,143,635      1,236,103      1,100,000      1,149,165      1,222,122

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750% due June 15, 2008                   1,500,000      1,548,958      1,718,768      1,500,000      1,556,309      1,684,425

N.Y.S. Dormitory Authority Revs
   5.250% due November 15, 2023               1,000,000      1,100,603      1,093,640             --             --             --

N.Y.S. Local Government Assistance Corp.
   5.700% due April 1, 2003                          --             --             --      1,000,000        998,644      1,035,100

N.Y.S. Medical Care Facilities
   Finance Agency - (FHA) Hospital
   Revenue Insured Mortgages
   6.800% due August 15, 2024                 1,000,000      1,101,630      1,128,330      1,000,000      1,103,861      1,151,530

N.Y.S. Ref. Unlimited Tax
   6.500% due July 15, 2005                   1,700,000      1,765,860      1,892,049      1,700,000      1,788,092      1,901,467

N.Y.S. DormitoryAuthority Revs
   Columbia University
   5.000% due July 10, 2010                   1,000,000      1,073,574      1,106,470             --             --             --

================================================================================

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)

                                                                               OCTOBER 31,

                                                             2002                                           2001
                                         -------------------------------------------     -------------------------------------------
                                          Principal       Amortized         Market        Principal       Amortized        Market
                                            Amount           Cost           Value           Amount           Cost           Value
                                         -----------     -----------     -----------     -----------     -----------     -----------
Niagara Falls Bridge
   Commission NY Toll Rev Hwy
   1 MPT Series B
   5.250% due October 01, 2015           $ 2,000,000     $ 2,129,457     $ 2,230,400     $        --     $        --     $        --

N.Y.S Thruway Authority
   Hwy. & Bridge Fund
   6.400% due April 1, 2004                  500,000         505,022         532,855         500,000         508,337         543,525

N.Y.S. UDC Correction FACS
   6.000% due January 1, 2012              1,000,000       1,027,787       1,144,140       1,000,000       1,030,276       1,135,630

N.Y.S. Urban Development Corp.
   Rev. Sub. Lic
   6.000% due July 1, 2005                 1,500,000       1,533,054       1,640,505       1,500,000       1,544,352       1,655,730
   5.500% due January 1, 2008              1,055,000       1,077,702       1,173,951       1,055,000       1,081,460       1,159,751

Power Authority of N.Y. S
   General Purpose Revenue:
   6-1/2% due Jan. 1, 2008                 1,675,000       1,710,152       1,922,398       1,675,000       1,715,793       1,914,927

Puerto Rico Electric Power
   Authority Star & Stripe
   5.500% due July 1, 2006                   600,000         618,399         666,930         600,000         622,910         667,812

Suffolk County Water
   Authority
   6.000% due June 1, 2009                 1,260,000       1,348,675       1,457,114       1,260,000       1,359,902       1,440,193

Suffolk County Judicial
   FACS Agency
   5.750% due October 15, 2011             1,340,000       1,366,632       1,521,731       1,340,000       1,367,346       1,505,356

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   5.500% due January 1, 2008                     --              --              --       1,000,000       1,024,680       1,103,050
   6.000% due January 1, 2012              1,500,000       1,559,035       1,752,795       1,500,000       1,563,882       1,738,245
                                         -----------     -----------     -----------     -----------     -----------     -----------

                                         $32,520,000     $33,843,758     $36,836,128     $30,505,000     $31,680,135     $34,249,021
                                         ===========     ===========     ===========     ===========     ===========     ===========

================================================================================

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF OPERATIONS
================================================================================

(Unaudited)

                                                        SIX MONTHS ENDED
                                                           OCTOBER 31,

                                                      2002              2001
                                                   -----------      -----------
Investment income

    Interest                                       $   980,537      $   990,888

    Amortization of bond premium and
       discount - net                                 (101,481)         (81,869)
                                                   -----------      -----------

         Total investment income                       879,056          909,019
                                                   -----------      -----------

Expenses

    Investment advisory fee                             54,624           54,362

    Professional fees                                   35,100           22,010

    Directors' fees                                     27,000           27,000

    Administrative fees                                 29,587           27,750

    Insurance and administrative expenses                7,326            5,062
                                                   -----------      -----------

         Total expenses                                153,637          136,184
                                                   -----------      -----------

Investment income - net                                725,419          772,835
                                                   -----------      -----------

Realized and unrealized gain on investments

    Net realized gain on investments                    13,613           32,582

    Change in unrealized appreciation of
       investments for the period                      773,605          963,966
                                                   -----------      -----------

Net gain on investments                                787,218          996,548
                                                   -----------      -----------

Net increase in assets resulting
    from operations                                $ 1,512,637      $ 1,769,383
                                                   ===========      ===========

================================================================================

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

(Unaudited)

                                                                 SIX MONTHS ENDED OCTOBER 31,

                                                             2002              2001              2000
                                                         ------------      ------------      ------------
(Decrease) increase in net assets
    resulting from operations

       Investment income - net                           $    725,419      $    772,835      $    846,551
       Net realized gain on investments                        13,613            32,582            44,083
       Change in unrealized appreciation                      773,605           963,966           911,839
                                                         ------------      ------------      ------------

         Net  increase in net assets resulting
            from operations                                 1,512,637         1,769,383         1,802,473
                                                         ------------      ------------      ------------

Redemptions of 2,689.7041, 1,527.8551 and -0- shares
    in 2002, 2001 and 2000, respectively                      (35,752)          (20,714)               --
                                                         ------------      ------------      ------------

Distributions to shareholders:
    Investment income - net (tax exempt)                     (754,263)         (809,670)         (877,078)
    Long-term capital gains - net                             (27,760)          (32,581)               --
    Short-term capital gains - net                                 --           (34,566)               --
                                                         ------------      ------------      ------------

                                                             (782,023)         (876,817)         (877,078)
                                                         ------------      ------------      ------------

         Total increase                                       694,862           871,852           925,395
                                                         ------------      ------------      ------------

Net assets

    Beginning of period                                    39,271,759        38,710,665        37,125,574
                                                         ------------      ------------      ------------

    End of period, including
       -     Net undistributed (overdistributed)
             investment income, $(64,977), $(60,613)
             and $277,531 in 2002, 2001 and
             2000, respectively
       -     Net undistributed capital gains of
             $13,613, $-0- and $-0- in 2002, 2001
             and 2000, respectively
                                                         $ 39,966,621      $ 39,582,517      $ 38,050,969
                                                         ============      ============      ============

================================================================================

See accompanying notes and accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2002 AND 2001
================================================================================

1.    Significant Accounting Policies

      The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and Valuation of Investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations.

      Amortization of Bond Premium or Discount

      In determining investment income, bond premium or discount is amortized on a straight-line basis over the remaining term of the obligation.

      Income Taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required, however, the Company is subject to minimum New York State and local franchise taxes.

      Cash and Cash Equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                          October 31,
                                                       2002           2001
                                                    ----------     ----------

      Cash                                          $    9,891     $  195,654
      Cash equivalents - demand bonds and notes      2,626,000      4,657,000
                                                    ----------     ----------

                                                    $2,635,891     $4,852,654
                                                    ==========     ==========

      The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

================================================================================

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2002 AND 2001
================================================================================

1.    Significant Accounting Policies (continued)

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

      Concentration of Credit Risk

      The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Investment Advisory Fee and Professional Fees

      The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the market value of net assets held by J.P. Morgan on the last day of each fiscal quarter.

3.    Investment Transactions

      Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $3,176,950 and $1,321,475, respectively, for the six months ended October 31, 2002 and $2,902,000 and $10,097,732, respectively, for the six months ended October 31, 2001.

      At October 31, 2002 and 2001, the net unrealized appreciation on investments in municipal obligations was $2,992,370 and $2,568,886, respectively.

================================================================================

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2002 AND 2001
================================================================================

4.    Common Stock, Net Asset Values and Share Redemption Plan

      At October 31, 2002 and 2001, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                         October 31,

                                                    2002                2001
                                               --------------     --------------

         Net asset value:
             - at market value of the
               underlying investments          $        12.79     $        12.65
             - at amortized cost               $        11.83     $        11.83

         Shares outstanding at:
             October 31, 2002                         3,125,658.4792
             October 31, 2001                         3,129,515.6929

      The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2002 and 2001, $854,681 (73,441.5208 shares) and
      $805,928 (69,584.307 shares), respectively, had been redeemed under this plan.

5.    Distributions

      During the six months ended October 31, 2002 and 2001, distributions, which except for capital gains were exempt from federal income tax, of $782,023 ($.25 per share) and $876,817 ($.28 per share), respectively, were declared and paid to shareholders.

================================================================================

See accountant's report.

TRIDAN CORP.

SUPPLEMENTARY INFORMATION
================================================================================

(Unaudited)

Selected per share data and ratios

                                                                        SIX MONTHS ENDED OCTOBER 31,

                                                     2002            2001            2000           1999             1998
                                                  ---------       ---------       ---------       ---------       ---------
Per share data:
    (For a share of capital stock outstanding
    throughout the period):

    Investment income                             $     .28       $     .29       $     .31       $     .31       $     .32
    Expenses                                           (.05)           (.04)           (.04)           (.05)           (.05)
                                                  ---------       ---------       ---------       ---------       ---------

    Investment income - net                             .23             .25             .27             .26             .27
    Net realized and unrealized
       gain (loss) on investments                       .25             .32             .30            (.52)            .32

    Distributions                                      (.25)           (.28)           (.28)           (.30)           (.30)
                                                  ---------       ---------       ---------       ---------       ---------

    Net increase (decrease) in net
       asset value                                      .23             .29             .29            (.56)            .29

    Net asset value:

       Beginning of period                            12.56           12.36           11.85           12.52           12.37
                                                  ---------       ---------       ---------       ---------       ---------

       End of period                              $   12.79       $   12.65       $   12.14       $   11.96       $   12.66
                                                  =========       =========       =========       =========       =========

Ratios:

    Expenses to average net assets                      .39%            .35%            .35%            .37%            .40%

    Investment income - net to
       average net assets                              1.82%           1.98%           2.25%           2.54%           2.16%

    Average number of shares
       outstanding (in thousands)                     3,127           3,130           3,132           3,136           3,138

================================================================================

See accountant's report.

December 17, 2002

Dear Shareholder:

Enclosed is the semi-annual, unaudited Financial Report of the Company for the periods ended October 31, 2002 and 2001.

The net asset value per share at October 31, 2002 was $12.79 compared with $12.65 at October 31, 2001. Net investment income was 23 cents per share for the six-month period ended October 31, 2002 compared with 25 cents during the six-month period ended October 31, 2001.

With best wishes for the Holiday Season.

Sincerely,

TRIDAN CORP.

/s/ Peter Goodman
-----------------------------------------
Peter Goodman, President